Share-based payments - Movements of share options (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 EquityInstruments CNY (¥) ¥ / shares	Dec. 31, 2020 EquityInstruments CNY (¥) ¥ / shares	Dec. 31, 2019 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement
At the beginning of the year | ¥	19,459,994
At the end of the year | ¥	12,725,995	19,459,994
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Weighted-average exercise price | ¥ / shares	¥ 24.85	¥ 20.12
Weighted-average remaining contractual life	4 years 4 months 9 days	5 years 3 months 3 days
Stock options
Disclosure of terms and conditions of share-based payment arrangement
At the beginning of the year	19,459,994	24,470,325	24,541,500
Granted			2,431,000
Exercised	(5,181,306)
Forfeited	(1,552,693)	(5,010,331)	(2,502,175)
At the end of the year	12,725,995	19,459,994	24,470,325